Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (2,000)	$ (3,881,651)	$ 3,329,497
Adjustments to reconcile net loss to net cash used in operating activities:
Loss upon issuance of private placement warrants		1,103,400
Offering costs associated with derivative warrant liabilities		724,418
Change in fair value of derivative warrant liabilities		1,810,050	(7,404,750)
Income (loss) from investments held in Trust Account		1,198	(76,709)
Changes in operating assets and liabilities:
Prepaid expenses		(627,614)	223,971
Accounts payable		3,728	191,546
Accounts payable – related party		8,000	1,305
Accrued expenses	2,000	107,577	2,846,673
Franchise tax payable		61,420	49,148
Due to related party		6,252	(6,252)
Net cash used in operating activities		(683,222)	(845,571)
Cash Flows from Investing Activities
Interest released from Trust Account to pay franchise taxes			12,460
Cash deposited in Trust Account		(206,500,000)
Net cash used in investing activities		(206,500,000)	12,460
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000	25,000
Proceeds from note payable to related party		43,913	300,000
Repayment of note payable to related party		(104,788)
Proceeds received from initial public offering, gross		206,500,000
Proceeds received from private placement		6,130,000
Offering costs paid		(4,589,823)
Net cash provided by financing activities	25,000	208,004,302	300,000
Net increase (decrease) in cash	25,000	821,080	(533,111)
Cash – beginning of the period			821,080
Cash – end of the period	25,000	821,080	$ 287,969
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	$ 50,000	75,000
Deferred underwriting commissions in connection with the initial public offering		$ 7,227,500